Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES

The subsidiary Bank is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of their customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet. The contract amounts of these instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The following represents financial instruments whose contract amounts represent credit risk:

	2012	2011
Commitments to extend credit	$20,560,000	$15,191,000
Standby letters of credit	163,000	180,000

As of December 31, 2012, approximately $7,387,000 are fixed interest rate commitments and $13,173,000 are variable interest rate commitments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements. The standby letters of credit in the amount of $15,000 expires in 2013, $80,000 expire in 2015, and $68,000 expire in 2021. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

The Company and its subsidiary are parties to various legal and administrative proceedings and claims. Although any litigation contains an element of uncertainty, management believes that the outcome of these events will not have a material effect on the financial position of the Company.